OTHER ASSETS (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Assets [Abstract]
Value added tax receivables, net	$ 6,016	$ 6,016	$ 2,915
Investment in unconsolidated subsidiary	2,908	2,908	8,196
Portfolio B orderbook value (see Note 6)	103,951	103,951	0
Horizon I Limited equity certificates	5,747	5,747	0
Other assets	6,338	6,338	6,055
Total other assets	124,960	124,960	17,166
Investment in Horizon I Limited equity certificates	$ 5,700	$ 5,747	0	$ 0
Term of lock-up period		7 years
Fly-Z/C LP [Member]
Other Assets [Abstract]
Limited partnership interest percentage	57.40%	57.40%
Number of aircraft owned | Aircraft		1
Distributions from unconsolidated subsidiary		$ 5,200	$ 0	$ 0
Summit Aviation Partners LLC [Member] | Fly-Z/C LP [Member]
Other Assets [Abstract]
Limited partnership interest percentage	10.20%	10.20%